SHAREHOLDERS' EQUITY (Schedule of Number of Reserved and Authorized Shares In Equity Incentive Plans) (Details)	Dec. 31, 2019 shares
Stockholders' Equity Note [Abstract]
Stock options exercised and outstanding	28,286,653
RSUs vested and outstanding	2,741,853
Ordinary shares available for issuance under the Equity Incentive Plans	2,284,461
Total Reserved and Authorized Shares as of December 31, 2019	33,312,967